Risk management - Schedule of regulatory capital phase-in coefficients (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Risk Management [Abstract]
Level 1 ordinary eligible capital (EUR million)	€ 79,800	€ 76,741	€ 74,202
Level 1 additional eligible capital (EUR million)	10,371	9,002	8,831
Level 2 eligible capital (EUR million)	18,418	16,497	14,359
Risk-weighted assets (EUR million)	€ 624,503	€ 623,731	€ 609,266
Level 1 ordinary capital coefficient (CET 1)	12.78%	12.30%	12.18%
Level 1 additional capital coefficient (AT1)	1.66%	1.45%	1.45%
Level 1 capital coefficient (TIER1)	14.44%	13.75%	13.63%
Level 2 capital coefficient (TIER 2)	2.95%	2.64%	2.36%
Total capital coefficient	17.39%	16.39%	15.99%